Common shares, preferred shares and other equity instruments - Schedule of Common Shares (Parenthetical) (Detail) - shares	Oct. 31, 2024	Oct. 31, 2023	Feb. 28, 2023
Common shares [member]
Disclosure of classes of share capital [line items]
Number of shares bought to facilitate trading/institutional client activity	26,564,849	19,133,834
Number of shares sold to facilitate trading/institutional client activity	26,566,901	19,132,702
Shareholder dividend and share purchase plan [member]
Disclosure of classes of share capital [line items]
Treasury shares reissued discount as a percentage of average market price			2.00%